UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

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FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23439

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ETF Opportunities Trust
(Exact name of registrant as specified in charter)

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8730 Stony Point Parkway,
Suite 205
Richmond, VA 23235
(Address of principal executive offices)

The Corporation Trust Co.,
Corporation Trust Center,
1209 Orange St.,
Wilmington, DE 19801
(Name and address of agent for service)

With Copy to:

John H. Lively
Practus, LLP
11300 Tomahawk Creek Parkway,
Suite 310
Leawood, KS 66211

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Registrant’s telephone number, including area code: (804) 267-7400

Date of fiscal year end: March 31

Date of reporting period: March 31, 2026

OTG Latin America ETF

ITEM 1. (a)    Report to Stockholders.

ANNUAL SHAREHOLDER REPORT MARCH 31, 2026
OTG Latin America ETF
TICKER: OTGL (Listed on the NASDAQ Stock Market®)

This annual shareholder report contains important information about OTG Latin America ETF for the period of April 1, 2025 to March 31, 2026. You can ﬁnd additional information about the Fund at otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl. You can also request this information by contacting us at (888) 632-3399.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
OTG Latin America ETF	$140	1.19%

How did the ETF Perform?

The OTG Latin America ETF (the “Fund”) returned 35.84% for the period April 1, 2025, through March 31, 2026. The Fund commenced operations as an exchange-traded fund on July 11, 2025, following its conversion from a predecessor mutual fund. The Fund’s performance reflects its results as a mutual fund prior to the conversion and as an ETF thereafter. This performance outperformed its broad-based benchmark, the MSCI ACWI ex USA Net Total Return Index, which returned 24.91% during the same period.

The Fund was launched to provide an investment vehicle focused on opportunities in the Latin America region. The investment strategy is supported by a research team located within the region, allowing for a localized approach to identifying portfolio companies.

Latin America continues to undergo a structural transformation. The region is currently benefiting from global shift, characterized by:

•    Nearshoring & Trade Realignment: Supply chains are rerouting closer to the U.S. market, with Mexico particularly benefiting from increased manufacturing and tech exports.

•    Energy Transition: The global push toward electrification has placed a premium on the region’s critical minerals, including copper and lithium from Chile and Peru.

•    Demographic Resilience: An expanding middle class and the rapid adoption of fintech and digital infrastructure continue to drive internal demand in sectors like financial services and telecommunications.

Factors which Influenced Performance

During this period, Latin American markets transitioned from a period of high volatility to one of renewed institutional interest. Several key factors contributed to our outperformance:

•    Active Country Allocation: Our flexible mandate allowed us to capitalize on “market-friendly” policy shifts across the region. The region is no longer uniformly left-leaning. There is a clear ideological split, and many countries are shifting towards more pragmatic pro-market governance.

•    Commodity Leverage: Strong global demand for materials and energy transition metals provided a significant tailwind for our holdings in the materials and energy sectors.

•    Sector Selection: The Fund’s ability to remain active meant we could overweight the “winners” of the new macro regimes, specifically materials and financials — while maintaining a tactical cash position (approx. 1.8% to 5%) to buy into dips during periods of currency volatility. This selection process ensured the portfolio was composed of companies with high pricing power and direct exposure to global growth catalysts.

Cumulative Performance

(based on a hypothetical $10,000 investment)

OTG Latin America ETF - $13,455
MSCI ACWI ex USA Net Total Return Index - $17,613
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
$4,000
5/8/19*
3/31/20
3/31/21
3/31/22
3/31/23
3/31/24
3/31/25
3/31/26
* Inception

Annual Performance
	1 Year	5 Year	Average Annual Return Since Inception (5/8/19)
OTG Latin America ETF	35.84%	10.19%	4.40%
MSCI ACWI ex USA Net Total Return Index	24.91%	7.02%	8.55%

The MSCI ACWI ex USA Net Total Return Index captures large-and mid-cap representation across developed and emerging markets countries, excluding the United States, and covers approximately 85% of the free float-adjusted market capitalization.

Visit https://otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl for more recent performance information.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

OTG LATIN AMERICA ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)
Fund Net Assets	$28,577,762
Number of Holdings	56
Total Net Advisory Fee	$177,781
Portfolio Turnover Rate	46.58%

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

Sector Breakdown

Top 10 Holdings
Vale SA	4.48%
Petroleo Brasileiro SA	3.78%
Banco Itau Chile SA	3.61%
Southern Copper Corp.	3.35%
Walmart de Mexico S.A.B. de C.V.	3.12%
Lojas Renner SA	3.11%
Nu Holdings Ltd.	3.09%
Cemex S.A.B. de C.V.	3.05%
Intercorp Financial Services, Inc.	2.93%
Ambev SA	2.92%

Material Changes

Reorganization

Effective July 11, 2025, the Fund was reorganized from a mutual fund into an exchange-traded fund (“ETF”). The Fund is the successor to the OTG Latin America Fund, a series of World Funds Trust (the “Predecessor Mutual Fund”), and continues to have the same investment objective and principal investment strategies. As a result of a reorganization, the Fund acquired all the assets and liabilities of the Predecessor Mutual Fund. Shareholders of the Predecessor Mutual Fund became shareholders of the Fund with a value equal to the aggregate net asset value of their shares of the Predecessor Mutual Fund. The Predecessor Mutual Fund commenced operations on May 8, 2019.

For additional information about the Fund; including its prospectus, ﬁnancial information, holdings and proxy information, visit otgam.net/products/exchanged-traded-fund/latin-america-etf-otgl.

OTG LATIN AMERICA ETF Tailored Shareholder Report

ITEM 1. (b).   Not applicable.

ITEM 2.       CODE OF ETHICS.

(a)      The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)      There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)      The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)      Not applicable.

(f)       The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)   The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)  Not applicable.

(a)(3)  At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)      Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,400 for 2026 and $13,500 for 2025.

(b)      Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c)      Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,300 for 2026 and $2,800 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d)      All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $1,000 for 2025.

(e)(1)   Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)      NA

(c)      0%

(d)      NA

(f)       Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended March 31, 2025 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)       The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h)      Not applicable.

(i)       Not applicable.

(j)       Not applicable.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)      The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)      Not applicable.

ITEM 6.       INVESTMENTS.

(a)      The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)      Not applicable.

ITEM 7.        FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended March 31, 2026

OTG Latin America ETF

OTG LATIN AMERICA ETF
Schedule of Investments	March 31, 2026
		Shares		Value
97.92%	COMMON STOCKS

3.70%	ARGENTINA
	Transportadora de Gas del Sur SA ADR	10,618		$367,489
	YPF SA ADR(A)	14,929		690,018
				1,057,507

39.44%	BRAZIL
	Ambev SA ADR	285,382		833,315
	Banco Bradesco SA ADR	157,731		575,718
	Embraer SA ADR	11,270		668,762
	Gerdau SA ADR	173,596		626,682
	Inter & Co., Inc. ADR	59,923		476,987
	Itau Unibanco Holding SA ADR	36,906		309,273
	Lojas Renner SA(A)	309,453		888,359
	MercadoLibre, Inc. ADR(A)	424		733,104
	Nu Holdings Ltd. ADR(A)	61,527		884,143
	Petroleo Brasileiro SA ADR	52,014		1,079,291
	Raia Drogasil SA(A)	1		4
	Rede D’Or Sao Luiz SA 144A	78,321		588,483
	Sendas Distribuidora SA	216,128		392,213
	Suzano SA ADR	73,098		731,711
	TOTVS SA(A)	89,728		606,808
	Vale SA ADR	80,470		1,280,278
	XP, Inc. ADR	31,278		595,533
				11,270,664

11.81%	CHILE
	Aguas Andinas SA Class A	694,736		265,516
	Banco de Crédito e Inversiones(A)	—	(B)	—	(C)
	Banco Itau Chile SA	49,667		1,032,205
	Banco Santander Chile ADR(A)	6,050		202,070
	Cencosud SA	176,356		481,473
	Latam Airlines Group SA ADR	5,000		247,200

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Schedule of Investments - continued	March 31, 2026
		Shares	Value
	SMU SA	3,606,307	$510,036
	Sociedad Quimica y Minera de Chile SA ADR	7,800	631,332
			3,369,832

2.97%	COLOMBIA
	Bancolombia SA ADR	5,770	420,114
	Grupo Energia Bogota SA ESP	531,910	428,580
			848,694

25.61%	MEXICO
	America Movil S.A.B. de C.V. ADR	18,264	465,367
	America Movil S.A.B. de C.V.(A)	472,989	601,429
	Arca Continental S.A.B. de C.V.	39,684	457,109
	Cemex S.A.B. de C.V. ADR	76,158	871,248
	Coca-Cola FEMSA S.A.B. de C.V.	24,554	239,101
	Fomento Economico Mexicano SAB ADR	5,171	574,291
	GCC S.A.B. de C.V.	44,647	473,124
	Genomma Lab Internacional S.A.B. de C.V.	377,123	382,110
	Grupo Financiero Banorte S.A.B. de C.V.	21,618	239,374
	Grupo Traxion S.A.B. de C.V. 144A(A)	758,867	569,055
	Kimberly-Clark de México S.A.B. de C.V.	189,521	448,768
	Southern Copper Corp. ADR	5,568	958,109
	Wal-Mart de Mexico S.A.B. de C.V.	273,228	890,891
	Wal-Mart de Mexico S.A.B. de C.V. ADR	4,700	152,891
			7,322,867

10.81%	PERU
	Alicorp S.A.A.(A)	91,261	293,722
	Cementos Pacasmayo S.A.A.	186,238	384,796
	Credicorp Ltd. ADR	575	195,028
	Ferreycorp S.A.A.	559,502	659,202
	InRetail Peru Corp. ADR 144A	13,294	357,609

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Schedule of Investments - continued	March 31, 2026
		Shares	Value
	Intercorp Financial Services, Inc. ADR	16,706	$838,641
	Minsur SA(A)	196,273	360,972
			3,089,970

3.58%	UNITED STATES
	Chevron Corp.	1,100	227,590
	JBS NV	44,359	796,688
			1,024,278

97.92%	TOTAL COMMON STOCKS		27,983,812
	(Cost: $22,744,437)
		Principal	Value
0.06%	DEBT SECURITIES

0.06%	PERU
	Peru LNG 03/22/2030 5.375%	$16,657	$16,180

0.06%	TOTAL DEBT SECURITIES		16,180
	(Cost: $16,316)

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Schedule of Investments - continued	March 31, 2026
		Shares	Value
1.56%	MONEY MARKET FUNDS
	First American Money Market Funds 3.580%(D)	133,923	$133,923
	First American Treasury Obligations Fund 3.590%(D)	312,487	312,487
	(Cost: $446,410)		446,410

99.54%	TOTAL INVESTMENTS		28,446,402
	(Cost: $23,207,163)
0.46%	Other assets, net of liabilities		131,360
100.00%	NET ASSETS		$28,577,762

(A)    Non-income producing.

(B)    Less than 0.5 shares.

(C)    Less than $0.005.

(D)    Effective 7 day yield as of March 31, 2026.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

144A Securities are exempt from the registration requirements for resales of restricted securities to qualified institutional buyers. The aggregate amount of these securities is $1,515,147 and is 5.30% of the Fund’s net assets.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Statement of Assets and Liabilities	March 31, 2026
ASSETS
Investments at value (cost of $23,207,163) (Note 1)	$28,446,402
Foreign cash	36	*
Receivable from custodian	28,251
Receivable for investments sold	52,795
Dividends and interest receivable	89,968
TOTAL ASSETS	28,617,452
LIABILITIES
Accrued advisory fees	30,770
Foreign taxes payable	8,920
TOTAL LIABILITIES	39,690
NET ASSETS	$28,577,762
Net Assets Consist of:
Paid-in-capital	$23,166,547
Distributable earnings (accumulated deficits)	5,411,215
Net Assets	$28,577,762
NET ASSET VALUE PER SHARE
Shares Outstanding	2,636,348
Net Asset Value and Offering Price Per Share	$10.84

*   Cost of $36.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Statement of Operations	Year Ended March 31, 2026
INVESTMENT INCOME
Dividends (net of foreign tax withheld of $71,667)	$743,199
Interest (net of foreign tax withheld of $412)	70,026
Total investment income	813,225
EXPENSES
Investment advisory fees (Note 2)	213,843
12b-1 fees (Note 2)	12,951
Recordkeeping and administrative services (Note 2)	9,848
Accounting fees (Note 2)	10,942
Custody fees	5,988
Transfer agent fees (Note 2)	5,877
Professional fees	10,414
Filing and registration fees	297
Compliance fees (Note 2)	2,472
Shareholder servicing and reports	7,143
Insurance	858
Trustees fees	4,232
Other	9,073
Total expenses	293,938
Management fee waivers (Note 2)	(36,062)
Net expenses	257,876
Net investment income (loss)	555,349
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	572,001
Net realized gain (loss) on foreign currency transactions	(12,104)
Total net realized gain (loss)	559,897

Net change in unrealized appreciation (depreciation) of investments	5,253,896
Net change in unrealized appreciation (depreciation) of foreign currency transactions	(371)
Total net change in unrealized appreciation (depreciation)	5,253,525

Net realized and unrealized gain (loss) on investments and foreign currency transactions	5,813,422
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$6,368,771

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Statements of Changes in Net Assets
	Years Ended March 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$555,349	$279,666
Net realized gain (loss) on investments, options written and foreign currency transactions	559,897	(82,246)
Net change in unrealized appreciation (depreciation) of investments, options written and foreign currency transactions	5,253,525	(1,679,984)
Increase (decrease) in net assets from operations	6,368,771	(1,482,564)
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(527,987)	(357,094)
Decrease in net assets from distributions	(527,987)	(357,094)
CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	5,878,530	1,058
Distributions reinvested	92,243	357,094
Shares redeemed	(31,510)	—
Increase (decrease) in net assets from capital stock transactions	5,939,263	358,152
NET ASSETS
Increase (decrease) during year	11,780,047	(1,481,506)
Beginning of year	16,797,715	18,279,221
End of year	$28,577,762	$16,797,715

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Financial Highlights

Net asset value, beginning of year
Investment activities
Net investment income (loss)(1)
Net realized and unrealized gain (loss) on investments, options written and foreign currency transactions
Total from investment activities
Distributions
Net investment income
Net realized gain
Total distributions
Net asset value, end of year
Total Return
Ratios/Supplemental Data
Ratios to average net assets
Expenses, gross
Expenses, net of waivers
Net investment income (loss)
Portfolio turnover rate
Net assets, end of year (000s)

(1)    Per share amounts calculated using the average shares outstanding during the year.

(2)    Less than $0.005 per share.

(3)    Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 2.75% and 1.95% for the year ended March 31, 2025, respectively; 2.99% and 1.95% for the year ended March 31, 2023, resectively; and 2.73% and 1.95% for the year ended March 31, 2022.

*   On July 14, 2025, the Fund acquired all the assets and liabilities of a Predecessor Mutual Fund. See Note 1.

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Selected Per Share Data Throughout Each Year
Years Ended March 31,
2026*	2025		2024	2023		2022
$8.18	$9.10		$7.70	$8.96		$8.11

0.25	0.14		0.28	0.38		0.28
2.65	(0.88)		1.39	(1.21)		1.02
2.90	(0.74)		1.67	(0.83)		1.30

(0.24)	(0.18)		(0.25)	(0.37)		(0.27)
—	—	(2)	(0.02)	(0.06)		(0.18)
(0.24)	(0.18)		(0.27)	(0.43)		(0.45)
$10.84	$8.18		$9.10	$7.70		$8.96
35.84%	(8.15%)		21.95%	(8.84%)		17.12%

1.36%	3.49	%(3)	2.76%	3.26	%(3)	2.77	%(3)
1.19%	2.69	%(3)	1.95%	2.22	%(3)	1.99	%(3)
2.56%	1.66%		3.28%	4.90%		3.32%
46.58%	47.80%		64.76%	67.32%		79.68%
$28,578	$16,798		$18,279	$15,117		$18,372

See Notes to Financial Statements

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements	March 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The OTG Latin America ETF (the “Fund”) is a diversified series of the ETF Opportunities Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is the successor to the OTG Latin America Fund (the “Predecessor Mutual Fund”), a series of the Worlds Funds Trust. On July 11, 2025, as a result of a reorganization, the Fund acquired all the assets and liabilities of the Predecessor Mutual Fund. Shareholders of the Predecessor Mutual Fund became shareholders of the Fund with a value equal to the aggregate net asset value of their shares of the Predecessor Mutual Fund. The Predecessor Mutual Fund commenced operations on May 8, 2019.

The Fund is the successor to the Predecessor Mutual Fund. The Fund is the accounting survivor, and has the same investment objective and strategies as the Predecessor Mutual Fund. The Reorganization was accomplished through a tax-free exchange of shares for the fair values, costs and unrealized appreciation (depreciation), as noted below. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value. However, the cost basis of the investments received from the Predecessor Mutual Fund were carried forward to align to ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The details of the Reorganization at the close of business on July 11, 2025 is shown below:

Net Assets	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Unrealized Appreciation (Depreciation)	Shares Outstanding	Net Asset Value Per Share
$18,647,578	$32,433	$(228,954)	$1,554,819	2,061,350	$9.05

The investment objective of the Fund is to seek long-term capital appreciation through investments in the equity securities of companies located in Latin America.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by OTG Asset Management, Ltd. (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio managers are deemed to be the Chief Operating Decision Maker.

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market price. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investments in securities included in the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust’s Board of Trustees (the “Board”), which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined on any day will be valued at the closing price of the underlying security adjusted for the exchange rate. The value of a foreign security is determined as of the close of trading on the foreign exchange on which it is traded or as of the scheduled close of trading on the New York Stock Exchange (“NYSE”), whichever is earlier. Portfolio securities that are listed on foreign exchanges may experience a change in value on days when shareholders will not be able to purchase or redeem shares of the Fund. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable for a portfolio security as well as under special circumstances, such as: (i) if the primary market

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time as of which the Fund’s NAV is calculated, that is likely to have changed the value of the security. The Fund may use fair value pricing more often due to the Fund’s global focus.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
Common Stocks	$27,983,812	$—	$—	$27,983,812
Debt Securities	—	16,180	—	16,180
Money Market Fund	446,410	—	—	446,410
	$28,430,222	$16,180	$—	$28,446,402

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and country. The Fund held no Level 3 securities at any time during the year ended March 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules.

Cash and Cash Equivalents

Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

Currency Translation

The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets related to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended March 31, 2026, such reclassifications were attributable primarily to non-deductible excise tax paid.

Paid-in capital	$(830)
Distributable earnings	830

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

Dividends and Distributions

Ordinarily, dividends from net investment income, if any, are declared and paid at least quarterly by the Fund. The Fund will distribute its net realized capital gains, if any, to shareholders at least annually. The Fund may also pay a special distribution at the end of a calendar year to comply with U.S. federal income tax requirements.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to U.S. Bank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $1,250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $1,250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2026:

Creation Unit Shares	Creation Transaction Fee	Value
25,000	$1,250	$271,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that the risk of loss will be remote.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Effective July 14, 2025, the Advisor provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor manages the investment portfolio of the Fund, subject to the policies adopted by the Board. In addition, the Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for the oversight of the sub-advisor. Under the Advisory Agreement, the Advisor assumes and pays, at its own expense and without reimbursement from the Trust, all ordinary expenses of the Fund, except the fee paid to the Advisor pursuant to the Advisory Agreement, distribution fees or expenses under a Rule 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business. For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee of 0.95%, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets.

Prior to July 11, 2025, the Fund paid all its operational expenses. The Advisor, pursuant to the Investment Advisory Agreement in place, provided investment services for an annual fee of 1.10% of the Fund’s daily net assets. The Advisor had contractually agreed to waive its fees and/or pay for operation expenses of the Fund to ensure that total annual operation expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses brokerage commissions dividend expense on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) did not exceed 1.70% of the daily net assets of the Fund. This agreement was in effect until July 13, 2025. The Advisor is not entitled to recoup any previously waived fees.

For the year ended March 31, 2026, the Advisor earned and waived the following:

Period	Fees Earned	Fee Waived
April 1, 2025 – July 11, 2025	$56,984	$(36,062)
July 12, 2025 – March 31, 2026	156,859	—
	$213,843	$(36,062)

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for handling the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor, which is calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the following annual rate: 0.04% up to $250 million in assets and 0.03% for everything over $250 million in assets, subject to a minimum fee of $23,000.

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

Prior to the conversion, the Fund had adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act, providing for the payment of distribution and service fees. The plan provided that the Fund could pay a fee at an annual rate of up to 0.25% of average net assets of the Class A shares in consideration for distribution related services. The Plan was terminated July 13, 2025.

Prior to the conversion, the Fund adopted a shareholder services plan. Under the shareholder services plan, the Fund could pay a authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For the fee, the authorized firms could provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund, (iii) assisting shareholders in changing dividend options account designations and addresses; (iv) providing information periodically to shareholders showing their position in shares; (v) forwarding shareholder communications from the Fund such as proxies, shareholder reports, annual reports, and dividend distributions and tax notices to shareholders; (vi) processing purchases, exchange and redemption requests from shareholders and placing orders with the Fund or its services providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) pricing dividend payments from the Fund on behalf of shareholders. The shareholder servicing plan was terminated July 13, 2025.

For the period of April 1, 2025, through July 13, 2025, the following fees were incurred:

Class	Type of Plan	Fees Incurred
Class A	12b-1	$12,951

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund. The Advisor pays these fees monthly. For the year ended March 31, 2026, the following fees were paid by the Fund to CFS.

Administration	Transfer Agent	Accounting
$9,848	$5,877	$10,942

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

Fund Accountant and Transfer Agent

CFS served as Fund Accountant and Transfer Agent to the Predecessor Mutual Fund. Subsequent to July 11, 2025, U.S. Bancorp Fund Services, LLC (“U.S. Bancorp”) serves as the Fund’s Fund Accountant and Transfer Agent pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement. For its services, U.S. Bancorp is entitled to a fee. The Advisor pays these fees monthly.

Custodian

UMB Bank, N.A served as Custodian to the Predecessor Mutual Fund. Subsequent to July 11, 2025, U.S. Bank N.A. serves as the Fund’s Custodian pursuant to a Custody Agreement. For its services, U.S. Bank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. For its services Foreside Fund Services, LLC is entitled to a fee. The Advisor pays the fees for these services monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Fund. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

The Fund’s Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Fund for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund, including the provision of the Chief Compliance Officer and the Assistant Chief

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

Watermark served as Chief Compliance Officer to the Predecessor Mutual Fund. For the period from April 1, 2025 through July 11, 2025, Watermark received $2,472 in fees incurred by the Predecessor Mutual Fund.

NOTE 3 – INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than in-kind transactions and short-term investments for the year ended March 31, 2026, were as follows:

Purchases	Sales
$13,146,349	$9,880,439

The cost of in-kind purchases during the year ended March 31, 2026 were $3,737,106.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended March 31, 2026 and 2025 were as follows:

Distributions paid from:	Year Ended March 31, 2026	Year Ended March 31, 2025
Ordinary income	$527,987	$357,094
	$527,987	$357,094

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

As of March 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Accumulated net investment income (loss)	$17,353
Accumulated net realized gain (loss)	325,242
Net unrealized appreciation (depreciation)	5,068,620
$5,411,215

The Fund utilized $164,345 of capital loss carryforwards from the year ended March 31, 2025, to offset net realized gains from the year ended March 31, 2026.

The cost of securities for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) consist of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$23,377,411	$5,657,466	$(588,846)	$5,068,620

The difference between book basis and tax basis accumulated appreciation (depreciation) is attributable primarily to the deferral of wash sale losses.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the NASDAQ Stock Market® and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Notes to Financial Statements - continued	March 31, 2026

Shares of beneficial interest transactions for the Fund were:

	Year Ended March 31, 2026	Year Ended March 31, 2025
Shares sold	575,050	124
Shares reinvested	10,005	45,098
Shares redeemed	(3,410)	—
Net increase (decrease)	581,645	45,222

NOTE 6 – CONCENTRATION RISK

Concentration risk in funds refers to the risk of investing in a fund that has a disproportionately large percentage of its assets invested in a single country or region. This can be a concern for investors who are looking to diversify their portfolio and reduce risk. If the country or region in which the fund is invested experiences an economic downturn, financial crisis, currency devaluation, natural disaster, or geopolitical event, it is likely to negatively affect all of the stocks in the country or region. As of March 31, 2026, 39.45% of the value of the net assets of the Fund were invested in securities within Brazil.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
OTG Latin America ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of OTG Latin America ETF (the “Fund”), a series of ETF Opportunities Trust, as of March 31, 2026, the related statement of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial statements and financial highlights for the years ended March 31, 2025, and prior, were audited by other auditors whose report dated May 30, 2025, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers;

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Report of Independent Registered Public Accounting Firm - continued

when replies were not received from brokers, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.

Cleveland, Ohio
May 29, 2026

FINANCIAL STATEMENTS    |    March 31, 2026

OTG LATIN AMERICA ETF
Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

A Special Meeting of Shareholders of the Predecessor Fund, a series of the World Funds Trust was held at the offices of Commonwealth Fund Services, Inc., 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 on June 12, 2025. The Special Meeting was called to vote on a proposal to reorganize the Predecessor Fund into the Fund. The results of the shareholder vote are as follows:

Number of Shares
Voted For	Voted Against	Abstained	Total Outstanding
2,061,350	—	3,058	2,064,408

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Prior to July 14, 2025, see the Statement of Operations and Note 2 which includes remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees. Because, subsequent to July 13, 2025, OTG Asset Management, Ltd. (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor paid the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees for the period of July 14, 2025, through March 31, 2026.

Statement Regarding Basis of Approval of Investments Advisory Contract

Not applicable.

FINANCIAL STATEMENTS    |    March 31, 2026

ITEM 8.       CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.       PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.      REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.       STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12.      DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.      PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.      PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.      SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.      CONTROLS AND PROCEDURES.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.       DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.      RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.      EXHIBITS.

(a)(1)   Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)  Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)    Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 — Not applicable.

(a)(3)(2)   Change in the registrant’s independent public accountant — Not applicable.

(b)      Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026
By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 4, 2026

*   Print the name and title of each signing officer under his or her signature.